CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
Jun. 30, 2021 shares
Statement of Cash Flows [Abstract]
Stock Issued During Period, Shares, Issued for Services	1,500,000
Issuance of shares of common stock as commitment shares for promissory note	3,026,164